WARRANTS	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Shareholders Equity And Share Based Payments Stock Warrant [Text Block]
12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants:

	Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	72,157	202.50
Issued	48,171	202.50
Exercised	(992)	(120.00)
Outstanding and exercisable, March 31, 2016	119,336	202.50
Exercised	(1,747)	(120.00)
Outstanding and exercisable, March 31, 2017	117,589	202.50
Exercised	(33,335)	(37.50)
Issued in connection with anti-dilution provision connected to warrant transaction	559	112.35
Issued in connection with anti-dilution provision connected to warrant transaction	6,275	194.00
Issued in connection to the warrant transaction to the broker	2,667	37.50
Issued in connection with the conversion of loans and interest into common shares	106,709	9.375
Issued in connection with the conversion of loans and interest into common shares	15,658	90.00
Issued in connection with anti-dilution provision connected to warrant transaction	136,388	73.02
Issued in connection with anti-dilution provision connected to warrant transaction	13,464	44.28
Outstanding at March 31, 2018	365,974	53.19
Issued in connection with anti-dilution provision connected to warrant transaction	67,952	55.71
Issued in connection with anti-dilution provision connected to warrant transaction	6,305	34.50
Outstanding at December 31, 2018	440,231	44.21

During the year ended March 31, 2018, the Company consummated an offer to amend and exercise its outstanding warrants, enabling the holders of the warrants to exercise such warrants for $37.50 per share. The Company received net proceeds of $1,125,038. The Company also converted loans and interest due.

Due to the anti-dilution clause in the warrant agreement for such outstanding warrants, the warrants were adjusted to reflect an additional 559 shares underlying the $120 per share warrants and an additional 6,275 shares underlying the $210.00 per share warrants. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants was adjusted from $120.00 per share to $112.35 per share and from $210.00 per share to $194.00 per share.

Due to the anti-dilution clause in the warrant agreements for such outstanding warrants, the warrants were adjusted to reflect an additional 13,464 shares underlying the $112.35 per share warrant and an additional 136,388 shares underlying the $194.00 per share warrants. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants were adjusted from $112.50 per share to $44.28 per share and from $194.00 per share to $73.02 per share, all as a result of the loan and interest conversion for shares at March 31, 2018 and June 12, 2018.

The Company measured the effects of the above two transactions, which triggered anti-dilution clause using the binomial tree model and recorded a loss of $74,086 against the deficit for the year ended March 31, 2018.

The Company issued 2,667 warrants at $37.50 per share for four years expiring June 27, 2020 to the firm who facilitated the warrant offer.

The Company issued 15,658 warrants at $90.00 per share which expire in 5 years on March 31, 2023 and 106,709 warrants at $9.375 per share which expire August 14, 2022 and March 31, 2022 in connection with the loan and interest conversion transaction.

Due to the anti-dilution clause in the warrant agreements for such outstanding warrants, the warrants were adjusted to reflect an additional 67,952 shares underlying the $73.02 per share warrants and an additional 6,305 shares underlying the $44.28 per share warrants. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants were adjusted from $73.02 per share to $55.71 per share and from $44.28 per share to $34.50 per share, all as a result of a loan and interest conversion for shares on July 20, 2018.

Common share purchase warrants

The following is a summary of common share purchase warrants as of December 31, 2018:

Exercise Price ($)	Number of Warrants	Expiry Date
90.00	15,658	March 31, 2023
55.71	136,339	February 26, 2019
55.71	28,531	March 27, 2019
55.71	7,618	March 31, 2019
55.71	59,061	April 21, 2019
55.71	27,883	May 27,2019
55.71	27,238	June 30, 2019
34.50	28,527	February 26, 2019
37.50	2,667	June 27, 2020
9.375	64,025	August 14, 2022
9.375	42,684	March 31, 2022
	440,231

The weighted-average remaining contractual term of the outstanding warrants was 1.19 (March 31, 2018 – 2.27).

The exercise price and number of underlying shares of the Company’s outstanding warrants currently priced at $55.71 and $34.50 are expected to be further adjusted pursuant to the anti-dilution provisions in the warrant agreements, as a result of any further common stock issuances, whether upon the conversion of indebtedness or otherwise.

12.	WARRANTS

The following is a continuity schedule of the Company’s common share purchase warrants :

		Weighted-Average
	Number of Warrants	Exercise Price ($)
Outstanding and exercisable, March 31, 2015	72,157	202.50
Issued	48,171	202.50
Exercised	(992)	(120.00)
Outstanding and exercisable, March 31, 2016	119,336	202.50
Exercised	(1,747)	(120.00)
Outstanding and exercisable, March 31, 2017	117,589	202.50
Exercised	(33,335)	(37.50)
Issued in connection with anti-dilution provision connected warrant transaction	559	112.35
Issued in connection with anti-dilution provision connected warrant transaction	6,275	194.00
Issued in connection to the warrant transaction to the broker	2,667	37.50
Issued in connection with conversion of loans and interest into common shares	106,709	9.375
Issued in connection with conversion of loans and interest into common shares	15,658	90.00
Issued in connection with anti-dilution provision connected with issuance of common shares	136,388	73.02
Issued in connection with anti-dilution provision connected with issuance of common shares	13,464	44.28
Outstanding and exercisable, March 31, 2018	365,974	$53.19

During the year ended March 31, 2018, the Company consummated an offer to amend and exercise its then outstanding warrants, enabling the holders of the warrants to exercise such warrants for $37.50 per share. The Company received net proceeds of $1,125,038. The Company also converted loans and interest due.

Due to an anti-dilution clause in the warrant agreements for such outstanding warrants an additional 559 warrants were issued to the $120.00 per share warrant holders and 6,275 warrants were issued to the $210.00 per share warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $120.00 per share to $112.35 per share and from $210.00 per share to $194.00 per share as a result of this warrant transaction.

Due to an anti-dilution clause in the warrant agreements for such outstanding warrants an additional 13,464 warrants were issued to the $112.50 per share warrant holders and 136,388 warrants were issued to the $194.00 per share warrant holders. Furthermore, as a result of the anti-dilution clause, the exercise price of the warrants changed from $112.35 per share to $44.28 per share and from $194.00 per share to $73.02 per share as a result of loan and interest conversion transaction for shares that have been issued and shares that will be issued.

The Company measured the effects of the two above transactions, which triggered anti-dilution clause using the binomial tree model and recorded a loss of $74,086 against deficit.

The Company issued 2,667 warrants exercisable at $37.50 per share for four years expiring June 27, 2020 to the firm who facilitated the warrant offer.

The Company issued 15,658 warrants at $90.00 per share which expire in 5 years on March 31, 2023 and 106,709 warrants at $9.375 per share which also expire March 31, 2023 in connection with the loan and interest conversion transaction.

During the year ended March 31, 2017, a warrant holder exercised 1,747 warrants on a cashless basis based on the terms of the warrant agreement and received 342 shares of common stock.

Common share purchase warrants

The following is a summary of common share purchase warrants outstanding after the warrant offer to amend and exercise the additional warrant issue and the re-pricing of the warrants as of March 31, 2018.

Exercise Price ($)	Number of Warrants	Expiry Date
90.00	15,658	March 31, 2023
73.02	104,019	February 26, 2019
73.02	21,768	March 27, 2019
73.02	5,813	March 31, 2019
73.02	45,061	April 21, 2019
73.02	21,274	May 27, 2019
73.02	20,782	June 30, 2019
44.28	22,223	February 26, 2019
37.50	2,667	June 27, 2020
9.375	64,025	August 14, 2022
9.375	42,684	March 31, 2022
	365,974

The weighted-average remaining contractual term of the outstanding warrants was 2.27 (March 31, 2017 – 1.77).

The exercise price and number of underlying shares with respect to the $73.02 per share and $44.28 per share warrants are expected to be further adjusted pursuant to the anti-dilution provisions therein, as a result of any further issuance of common shares.

The Company was committed to issue to these third party previous lenders warrants exercisable into 2,331 Exchangeable Shares at an exercise price of $34.50 per share for a period ending March 21, 2017. During the year ended December 31, 2015, the Company issued these warrants.

Reclassification of Fair Value

As the Company does not have sufficient authorized shares of common stock to cover its warrants issued; a valuation of these warrants was done at March 31, 2018 and the resulting liability of $1,394,164 has been recorded in the consolidated balance sheets as shares to be issued, stock options and warrants. The 2,667 warrants at an exercise price of $37.50 per share issued in connection to the warrant transaction to the broker were not included in the fair value remeasurement because there is sufficient capital to convert them into common stock if exercised.

Exercise Price ($)	Number of Warrants	Expiry Date	Expected life (years)	Risk free rate	Dividend rate	Forfeiture rate	Expected volatility	Remeasured fair value
90.00	15,658	31-Mar-23	5	1.59%	0%	0%	135%	116,142
73.02	104,019	26-Feb-19	0.92	1.59%	0%	0%	135%	100,281
73.02	21,768	27-Mar-19	1	1.59%	0%	0%	135%	24,815
73.02	5,813	31-Mar-19	1	1.59%	0%	0%	135%	6,769
73.02	45,061	21-Apr-19	1.08	1.59%	0%	0%	135%	58,358
73.02	21,274	27-May-19	1.16	1.59%	0%	0%	135%	32,276
73.02	20,782	30-Jun-19	1.25	1.59%	0%	0%	135%	36,116
44.28	22,223	26-Feb-19	0.92	1.59%	0%	0%	135%	38,423
9.375	64,025	14-Aug-22	4.38	1.59%	0%	0%	135%	593,355
9.375	42,684	31-Mar-22	4	1.59%	0%	0%	135%	387,529
	363,307							1,394,164

Exchangeable share purchase warrants

In 2014, the Company repaid loans of $180,940 plus accrued interest of $12,138 owing to investors introduced by Pope and Co. As part of this transaction in March 2017, 1,165 warrants were exercised for proceeds of $40,195 and the remaining 1,165 warrants expired.